Summary of Significant Accounting Policies - Schedule of Restricted Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Restricted Cash and Cash Equivalents [Abstract]
Unrestricted cash and cash equivalents	$ 372,165	$ 39,938
Restricted cash and cash equivalents	811,084
Total cash and cash equivalents	$ 1,183,249	$ 39,938